Fees and Commissions Income [Text Block] (Tables)	12 Months Ended
Mar. 31, 2019
Revenue from Contract with Customer [Abstract]
Details of Fees and Commissions Income [Table Text Block]

	2017	2018	2019
	(in millions)
Fees and commissions on deposits	¥53,891	¥53,483	¥52,624
Fees and commissions on remittances and transfers	168,571	169,300	168,756
Fees and commissions on foreign trading business	75,024	78,239	73,176
Fees and commissions on credit card business	198,145	212,515	225,877
Fees and commissions on security-related services	239,516	258,728	233,448
Fees and commissions on administration and management services for investment funds	155,708	159,481	147,597
Trust fees	103,110	112,399	115,002
Guarantee fees(1)	41,818	44,160	44,962
Insurance commissions	59,853	49,223	46,918
Fees and commissions on real estate business	39,808	40,573	45,160
Other fees and commissions(2)	279,449	284,691	285,058

Total	¥1,414,893	¥1,462,792	¥1,438,578

Notes:

(1)	Guarantee fees are not within the scope of the guidance on revenue from contracts with customers.
(2)	Other fees and commissions include non-refundable financing related fees that are not within the scope of the guidance on revenue from contracts with customers.